Commitments and Contingencies (Details Narrative) - USD ($)				12 Months Ended
	Dec. 30, 2022	Nov. 18, 2022	Jan. 02, 2022	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Feb. 28, 2022
Product Liability Contingency [Line Items]
Warrant issued				$ 824,013
Warrant expense		$ 388,938		1,074,013
Cumulative capital raise				11,300,000
Contingent payments				12,800,000
Contingent vendor payments				1,400,000
Related party expense				100,000
Minimum [Member]
Product Liability Contingency [Line Items]
Cumulative capital raise				50,000,000
License and Maintenance [Member]
Product Liability Contingency [Line Items]
Annual license maintenance fees			$ 3,000	12,000
Put Option [Member]
Product Liability Contingency [Line Items]
Warrant expense				250,000
Loan Agreement [Member]
Product Liability Contingency [Line Items]
Borrowings							$ 600,000
Interest rate							15.00%
Warrants to purchase shares							312,500
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 11.00
Warrant issued							$ 250,000
Loan Agreement [Member] | Put Option [Member]
Product Liability Contingency [Line Items]
Warrant expense		$ 250,000
Second Loan Agreement [Member]
Product Liability Contingency [Line Items]
Borrowings						$ 200,000
Interest rate						15.00%
Warrants to purchase shares	75,000				75,000	62,500
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 10.20	$ 11.00
Warrants to purchase shares				$ 435,075
Extended maturity date	maturity date to February 15, 2023
Loan fee	$ 75,000